Revenue from Contracts with Customers (Details) - USD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Net operating revenue	$ 155,763	$ 159,013	$ 164,033	$ 149,062	$ 627,871	$ 592,253	$ 785,458
Net patient revenue
Disaggregation of Revenue [Line Items]
Net operating revenue					$ 561,080	$ 529,585	$ 717,596
Net operating revenue (as percent)					100.00%	100.00%	100.00%
Net patient revenue | Commercial
Disaggregation of Revenue [Line Items]
Net operating revenue (as percent)					56.30%	53.10%	51.50%
Net patient revenue | Government
Disaggregation of Revenue [Line Items]
Net operating revenue (as percent)					23.70%	22.20%	23.60%
Net patient revenue | Workers' compensation
Disaggregation of Revenue [Line Items]
Net operating revenue (as percent)					14.30%	17.60%	17.20%
Net patient revenue | Other
Disaggregation of Revenue [Line Items]
Net operating revenue (as percent)					5.70%	7.10%	7.70%
ATI Worksite Solutions
Disaggregation of Revenue [Line Items]
Net operating revenue					$ 34,583	$ 30,864	$ 27,662
Management Service Agreements
Disaggregation of Revenue [Line Items]
Net operating revenue					15,246	15,837	17,363
Other revenue
Disaggregation of Revenue [Line Items]
Net operating revenue					$ 16,962	$ 15,967	$ 22,837